13. INCOME TAXES (Details 2)	Dec. 31, 2012
Federal [Member]
Tax Years	2009 – 2011
Arizona [Member]
Tax Years	2009 – 2011
California [Member]
Tax Years	2008 – 2011
Colorado [Member]
Tax Years	2008 – 2011
Idaho [Member]
Tax Years	2009 – 2011
Oregon [Member]
Tax Years	2009 – 2011
Wisconsin [Member]
Tax Years	2008